INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income tax expense:
State					$ 5	$ 30
Total					5	30
Deferred tax benefit:
Federal					179	(707)
State					18	(152)
Total					197	(859)
Total income tax benefit	$ (545)	$ (2,303)	$ (171)	$ (2,640)	$ 202	$ (829)